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        [LETTERHEAD OF BALLARD SPAHR ANDREWS & INGERSOLL APPEARS HERE]



Donna D. Bryen
Direct Dial: (215) 864-8662


                                       December 13, 1996

VIA EDGAR
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Securities and Exchange Commission
450 5th Street, N.W.
Washington, DC 20549

     Re: The RBB Fund Inc. on behalf of the n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund pursuant to Rule 497(j) of the Securities Act of 1933. Securities Act No. 33-20827 Investment Company Act.
          No. 811-5518
          CIK No. 831114
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Dear Sir/Madam:

     On behalf of The RBB Fund, Inc. (the "Fund"), we hereby certify pursuant to 497(j) of the Securities Act of 1933 that the form of Prospectus and Statement of Additional Information for the n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund that would have been filed under paragraph (c) of this Section does not differ from that text contained in the most recent Post-Effective Amendment No. 42 to Registration Statement on Form N-1A as filed electronically on December 6, 1996.

                                       Very truly yours,

                                       /s/ Donna D. Bryen

                                       Donna D. Bryen
                                       Legal Assistant

DDB:kmr
cc:  Rene` Romain, Esquire
     John N. Ake, Esquire